UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419


Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi            Oakwood, OH               04/11/2011
       ---------------            -----------               ----------
         [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          113
                                         -----------

Form 13F Information Table Value Total:  $   225,598
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
ABBOTT LABS                Common Stocks   002824100       211     4,301             Sole                    4,301
ADOBE SYSTEMS              Common Stocks   00724F101       423    12,745             Sole                   12,745
AGNICO-EAGLE MINES         Common Stocks   008474108       326     4,914             Sole                    4,914
ALLIANCE BERNSTEIN         Common Stocks   01881G106       289    13,276             Sole                   13,276
ALTRIA GROUP               Common Stocks   02209S103       691    26,539             Sole                   26,539
ANNALY CAPITAL
  MANAGEMENT INC           Common Stocks   035710409       583    33,394             Sole                   33,394
BANK OF AMERICA            Common Stocks   060505104     1,175    88,124             Sole                   88,124
BLACKROCK INC              Common Stocks   09247X101       290     1,443             Sole                    1,443
BP PLC SPONS ADR           Common Stocks   055622104     1,339    30,345             Sole                   30,345
BRISTOL MYERS SQUIBB       Common Stocks   110122108     2,237    84,631             Sole                   84,631
CISCO SYSTEMS              Common Stocks   17275R102       850    49,585             Sole                   49,585
CITIGROUP INC              Common Stocks   172967101       993   224,691             Sole                  224,691
COCA-COLA CO               Common Stocks   191216100       455     6,860             Sole                    6,860
COLGATE PALMOLIVE          Common Stocks   194162103       920    11,389             Sole                   11,389
DIAGEO PLC-ADR             Common Stocks   25243Q205       319     4,190             Sole                    4,190
DOW CHEMICAL               Common Stocks   260543103       403    10,665             Sole                   10,665
ENERGY TRANSFER PARTNERS   Common Stocks   29273R109       733    14,152             Sole                   14,152
EXXON MOBIL CORP           Common Stocks   30231G102     1,143    13,590             Sole                   13,590
FLUOR CORP                 Common Stocks   343412102       220     2,982             Sole                    2,982
GOLDMAN SACHS GROUP INC    Common Stocks   38141G104     1,186     7,479             Sole                    7,479
HEINEKEN NV ADR            Common Stocks   423012202       303    11,090             Sole                   11,090
JANUS CAP GROUP INC        Common Stocks   47102X105       189    15,150             Sole                   15,150
JEFFERIES GROUP            Common Stocks   472319102       940    37,691             Sole                   37,691
KROGER CO                  Common Stocks   501044101       642    26,796             Sole                   26,796
LABORATORY CORP            Common Stocks   50540R409       290     3,152             Sole                    3,152
LLOYDS TSB GROUP PLC ADR   Common Stocks   539439109       644   173,945             Sole                  173,945
MARATHON OIL CORP          Common Stocks   565849106     1,466    27,497             Sole                   27,497
MERCK & CO INC - NEW       Common Stocks   58933Y105       826    25,011             Sole                   25,011
MICROSOFT CORP             Common Stocks   594918104     2,603   102,540             Sole                  102,540
NESTLE                     Common Stocks   641069406       534     9,280             Sole                    9,280
PAYCHEX INC                Common Stocks   704326107       750    23,886             Sole                   23,886
PFIZER INC                 Common Stocks   717081103       802    39,481             Sole                   39,481
PHILIP MORRIS
  INTERNATIONAL            Common Stocks   718172109       956    14,569             Sole                   14,569
PROCTER & GAMBL            Common Stocks   742718109       250     4,065             Sole                    4,065
RAYMOND JAMES FIN          Common Stocks   754730109       983    25,705             Sole                   25,705
REPSOL                     Common Stocks   76026T205       213     6,223             Sole                    6,223
SCHLUMBERGER               Common Stocks   806857108     1,312    14,070             Sole                   14,070
SCHWAB CHARLES CORP        Common Stocks   808513105       401    22,250             Sole                   22,250
SEASPAN CORP               Common Stocks   Y75638109       411    21,106             Sole                   21,106
SUNOCO LOGISTICS PARTNERS  Common Stocks   86764L108       576     6,636             Sole                    6,636
SYSCO CORP                 Common Stocks   871829107       343    12,367             Sole                   12,367
TEEKAY TANKERS             Common Stocks   Y8565N102       248    23,740             Sole                   23,740
TRANSOCEAN INC NEW         Common Stocks   H8817H100     1,025    13,153             Sole                   13,153
UNITED PARCEL SERVICE B    Common Stocks   911312106       775    10,427             Sole                   10,427
VODAFONE GROUP             Common Stocks   92857W209     2,067    71,912             Sole                   71,912
WALT DISNEY CO             Common Stocks   254687106       669    15,523             Sole                   15,523
ALLETE INC.                Common Stocks   018522300       213     5,456             Sole                    5,456
AMERICAN SAFETY INSURANCE  Common Stocks   G02995101     1,514    70,632             Sole                   70,632
ANNALY CAPITAL
  MANAGEMENT INC           Common Stocks   035710409     2,190   125,504             Sole                  125,504
APACHE CORP                Common Stocks   037411105       619     4,726             Sole                    4,726
APOLLO GROUP A             Common Stocks   037604105       233     5,592             Sole                    5,592
BABCOCK & WILCOX           Common Stocks   05615F102     3,007    90,097             Sole                   90,097
BARD C R                   Common Stocks   067383109       454     4,569             Sole                    4,569
BENEFICIAL MUTU            Common Stocks   08173R104     2,726   316,223             Sole                  316,223
BIG LOTS INC.              Common Stocks   089302103     3,985    91,749             Sole                   91,749
BIOMED REALTY TR           Common Stocks   09063H107     3,630   190,852             Sole                  190,852
CAPSTEAD MORTGAGE CORP     Common Stocks   14067E506     1,227    96,013             Sole                   96,013
CAREFUSION CORP            Common Stocks   14170T101     1,466    51,978             Sole                   51,978
CBIZ                       Common Stocks   124805102     1,370   190,046             Sole                  190,046
CF INDUSTRIES HOLDINGS
  INC                      Common Stocks   125269100       210     1,538             Sole                    1,538
CHICOPEE BANCORP INC       Common Stocks   168565109     1,345    96,044             Sole                   96,044
CMS ENERGY                 Common Stocks   125896100     5,325   271,148             Sole                  271,148
COMPLETE PRODUCTION SVCS
  INC                      Common Stocks   20453E109     4,088   128,527             Sole                  128,527
CONSOL ENERGY INC          Common Stocks   20854P109       389     7,252             Sole                    7,252
CYPRESS SHARPRIDGE         Common Stocks   23281A307     1,230    97,027             Sole                   97,027
DIAMOND HILL INVESTMENT
  GROUP                    Common Stocks   25264R207     2,323    29,042             Sole                   29,042
DOLLAR TREE STO            Common Stocks   256746108     4,493    80,925             Sole                   80,925
ENSCO PLC                  Common Stocks   29358Q109     3,344    57,808             Sole                   57,808
EXELON CORPORATION         Common Stocks   30161N101       393     9,534             Sole                    9,534
EZCORP INC                 Common Stocks   302301106     9,976   317,800             Sole                  317,800
FIRST CASH FINANCIAL SVCS  Common Stocks   31942D107     6,585   170,585             Sole                  170,585
FISERV INC                 Common Stocks   337738108     2,870    45,765             Sole                   45,765
FRONTIER COMMUNICATIONS    Common Stocks   35906A108       267    32,431             Sole                   32,431
FTI CONSULTING INC         Common Stocks   302941109     5,105   133,198             Sole                  133,198
HANESBRANDS INC            Common Stocks   410345102     3,843   142,124             Sole                  142,124
HCC INSURANCE              Common Stocks   404132102     4,866   155,428             Sole                  155,428
HELIX ENERGY SOLUTIONS
  GROUP                    Common Stocks   42330P107     1,239    72,047             Sole                   72,047
ICG INT'L COAL GROUP       Common Stocks   45928H106     3,186   281,923             Sole                  281,923
ICON PLC                   Common Stocks   45103T107     2,505   116,028             Sole                  116,028
ICU MEDICAL INC            Common Stocks   44930G107     5,199   118,749             Sole                  118,749
ISHARES RUSSELL 2000
  VALUE                    Common Stocks   464287630       824    10,931             Sole                   10,931
JARDEN CORP                Common Stocks   471109108     4,578   128,707             Sole                  128,707
JOHN WILEY & SONS INC      Common Stocks   968223206     3,936    77,419             Sole                   77,419
KBR INC                    Common Stocks   48242W106     3,453    91,413             Sole                   91,413
LEAPFROG ENTERPRISES INC   Common Stocks   52186N106     1,872   433,263             Sole                  433,263
LENDER PROCESSING          Common Stocks   52602E102     2,908    90,348             Sole                   90,348
LKQ CORP                   Common Stocks   501889208     1,481    61,443             Sole                   61,443
LTC PROPERTIES             Common Stocks   502175102     5,956   210,163             Sole                  210,163
McDERMOTT INTL             Common Stocks   580037109     5,762   226,958             Sole                  226,958
MERCK & CO INC - NEW       Common Stocks   58933Y105       474    14,368             Sole                   14,368
MICROSOFT CORP             Common Stocks   594918104       307    12,091             Sole                   12,091
NAVIOS MARITIME            Common Stocks   Y62196103     2,733   479,479             Sole                  479,479
OMEGA HEALTHCARE REIT      Common Stocks   681936100     6,609   295,852             Sole                  295,852
PETROHAWK ENERGY CORP      Common Stocks   716495106     2,050    83,521             Sole                   83,521
PIONEER NATURAL
  RESOURCES CO             Common Stocks   723787107       508     4,989             Sole                    4,989
QUANTA SERVICES INC        Common Stocks   74762E102     4,951   220,739             Sole                  220,739
RENT-A-CENTER              Common Stocks   76009N100     4,052   116,064             Sole                  116,064
REPUBLIC SVCS INC          Common Stocks   760759100     2,902    96,618             Sole                   96,618
SANDRIDGE ENERGY INC       Common Stocks   80007P307     4,523   353,372             Sole                  353,372
SHIRE PHARM-ADR            Common Stocks   82481R106       521     5,991             Sole                    5,991
SUPERIOR ENERGY            Common Stocks   868157108     1,780    43,421             Sole                   43,421
SWIFT ENERGY               Common Stocks   870738101     3,047    71,390             Sole                   71,390
THERMO FISHER SCIENTIFIC
  INC                      Common Stocks   883556102       794    14,292             Sole                   14,292
TRANSCEND SVS              Common Stocks   893929208     1,182    49,284             Sole                   49,284
TRIUMPH GROUP              Common Stocks   896818101     3,503    39,608             Sole                   39,608
UIL HOLDINGS CORP          Common Stocks   902748102     3,006    98,482             Sole                   98,482
VALMONT INDUS              Common Stocks   920253101     4,003    38,353             Sole                   38,353
VANTAGE DRILLING           Common Stocks   G93205113     1,564   869,003             Sole                  869,003
VERISIGN INC               Common Stocks   92343E102     5,541   153,014             Sole                  153,014
WARNER CHILCOTT            Common Stocks   G94368100     3,851   165,569             Sole                  165,569
WESTFIELD FINANCIAL INC    Common Stocks   96008P104     1,162   128,233             Sole                  128,233
WINDSTREAM CORP            Common Stocks   97381W104     4,099   318,270             Sole                  318,270
WRIGHT EXPRESS CORP        Common Stocks   98233Q105     5,244   101,155             Sole                  101,155